PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Property, Plant And Equipment 1	$ 2,470,000
Property, Plant And Equipment 2	8,110,000
Property, Plant And Equipment 3	11,530,000
Property, Plant And Equipment 4	830,000
Property, Plant And Equipment 5	29,980,000
Property, Plant And Equipment 6	$ 11,810,000